TRANSAMERICA FUNDS

Supplement to the Currently Effective Prospectus,

Summary Prospectuses and Statement of Additional Information, as supplemented

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Transamerica Large Core

Transamerica Large Value Opportunities

Effective March 31, 2021, the following replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica Large Core and Transamerica Large Value Opportunities relating to PineBridge Investments LLC under the section entitled “Management”:

Management:

Investment Manager: Transamerica Asset Management, Inc.

Sub-Adviser: PineBridge Investments LLC

Portfolio Manager:

Sheedsa Ali, CFA	Portfolio Manager	since 2018

Effective March 31, 2021, the following replaces the information in the Prospectus for Transamerica Large Core and Transamerica Large Value Opportunities relating to PineBridge Investments LLC under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Transamerica Large Core

Name	Sub-Adviser	Positions Over Past Five Years
Sheedsa Ali, CFA	PineBridge Investments LLC	Portfolio Manager of the fund since 2018; Employee of PineBridge Investments LLC since 2005; Head of quantitative equity research and Portfolio Manager of Research Enhanced Strategies at PineBridge Investments LLC

Effective March 31, 2021, the following replaces the corresponding tables relating to Transamerica Large Core and Transamerica Large Value Opportunities in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – PineBridge Investments LLC (“PineBridge”)”:

	Registered Investment Companies*		Other Pooled Investment Vehicles*		Other Accounts[1]
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Sheedsa Ali, CFA	3	$2.09 billion	3	$2.60 million	10	$1.30 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Sheedsa Ali, CFA	0	$0	0	$0	0	$0

[1]	The total value and number of accounts managed by a portfolio manager may include sub-accounts of asset allocation, multi-managed and other accounts.

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Investors Should Retain this Supplement for Future Reference

March 16, 2021